Lease liability (Tables)	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Summary of Lease Liability
	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Lease liability	341	287	-
Total lease liability	341	287	-